New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03000327

NYSE

1-16443

February 27, 2003

Cert NYS

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
FEB 27 2003
1086

PROCESSED
MAR 05 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Aon Capital Security Backed Series 2003-3 Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 27, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]